Other Non-Current Asset	12 Months Ended
Dec. 31, 2021
Other Non-current Assets
Other Non-current Assets

9.Other Non-current Assets

Other Non-Current Assets mainly include held-to-maturity debt securities, investment in convertible bonds, and equity method investments.

Held-to-maturity debt securities mainly represent the time deposits made in financial institutions that the Group has positive intent and ability to hold to maturity. As of December 31, 2020 and 2021, the carrying amount for the investments, net of allowance for credit losses, was RMB4,315,096 and RMB13,008,899 (US$2,041,380), respectively. As of December 31, 2020 and 2021, the allowance for credit losses was RMB6,343 and RMB14,378 (US$2,256), respectively. The gross unrecognized holding gain or loss on the investments was nil as of December 31, 2020 and 2021. Gains recorded on these time deposits in the consolidated statements of comprehensive income/(loss) were nil, RMB66,602 and RMB83,728 (US$13,139) for the years ended December 31, 2019, 2020 and 2021, respectively.

The following table summarizes the net carrying amount of long-term held-to-maturity debt securities with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$

Due in 1 year through 2 years	2,217,888	8,936,424	1,402,320
Due in 2 years through 3 years	2,097,208	4,072,475	639,060
	4,315,096	13,008,899	2,041,380

The Group invested in convertible bonds issued by a third party in 2020, which is accounted for under the fair value option. As of December 31, 2020 and 2021, the fair value was RMB1,388,916 and RMB1,290,901 (US$202,571), respectively. Unrealized gains recorded on these convertible bonds in the consolidated statements of comprehensive income/(loss) was RMB88,928 for the year ended December 31, 2020, while unrealized loss of RMB67,065 (US$10,524) was recorded for the year ended December 31, 2021.

Equity method investments consist of the Group’s investments as a limited partner in certain limited partnership funds, including funds set up by the Company’s related parties, to make strategic investments. As of December 31, 2020 and 2021, the carrying amount for the investments was RMB1,135,141 and RMB1,968,156 (US$308,847), respectively. No equity method investments were considered, individually or in aggregate, material as of December 31, 2020 and 2021. During the year ended December 31, 2019, 2020 and 2021, the Group shared the profits of the equity investees and recognized RMB28,676, RMB83,654 and RMB246,828 (US$38,733) in share of results of equity investees in the consolidated statements of comprehensive income/(loss), respectively. There was no impairment on these investments during the years ended December 31, 2020 and 2021.